Inventories - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [abstract]
Cost of materials and supplies consumed	$ 120,422	$ 103,073
Inventory write-down	$ 444	$ 0